Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 1.00	₪ 1.00
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	316,442,738	82,598,738
Ordinary shares, shares outstanding	316,442,738	82,598,738